AMG River Road International Value Equity Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2024
	Shares	Value
Short-Term Investments - 103.4%
Other Investment Companies - 103.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.29%[1]	3,084,797	$3,084,797

Total Short-Term Investments (Cost $3,084,797)		3,084,797
Value

Total Investments - 103.4% (Cost $3,084,797)	$3,084,797
Other Assets, less Liabilities - (3.4)%	(100,483)
Net Assets - 100.0%	$2,984,314

[1]	Yield shown represents the January 31, 2024, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Short-Term Investments
Other Investment Companies	$3,084,797	—	—	$3,084,797
Total Investments in Securities	$3,084,797	—	—	$3,084,797
For the period ended January 31, 2024, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.